5. STOCKHOLDERS' DEFICIT (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	34,000,000	18,200,000
Number of Warrants Granted	6,000,000	20,000,000
Number of Warrants Exercised	(23,500,000)	(4,200,000)
Number of Warrants Cancelled/Forfeited	0	0
Number of Warrants Outstanding, Ending	16,500,000	34,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.001	$ .001
Weighted Average Exercise Price Granted	0.00	0.00
Weighted Average Exercise Price Exercised	0.00	0.00
Weighted Average Exercise Price Cancelled/Forfeited	0.00	0.00
Weighted Average Exercise Price Outstanding, Ending	$ 0.001	$ 0.001
Weighted Average Remaining Contractual Life (in years) Outstanding Begning	1 year 8 months 12 days	2 years 1 month 6 days
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	1 year 6 months	1 year 8 months 12 days
Warrants Exercisable, Ending	16,500,000	34,000,000
Aggregate Intrinsic Value	$ 657,000	$ 842,000